Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Workers Compensation Discount [Abstract]
Summary of share-based compensation activity
Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price Per Share
Balance at December 31, 2015	71,431	369,887	$4.64
Authorized	250,000
Options forfeited	153,098	(153,098)	$3.10
Restricted awards granted	(54,054)	54,054
Restricted awards vested		(54,054)
Options expired	5,517	(7,017)	$34.73
Balance at June 30, 2016	425,992	209,772	$4.75
Total vested and expected to vest shares (options)		209,772	$4.75
Total vested shares (options)		86,859	$7.08

Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price Per Share
Balance at December 31, 2013	128,665	161,185	$22.70
Authorized	70,695	—	$—
Options granted	(110,920)	110,920	$28.00
Options assumed in merger	—	1,500	$143.00
Restricted Stock granted	(19,487)	19,487	$14.50
Restricted Stock vested	—	(51,300)	$19.60
Balance at December 31, 2014	68,953	241,792	$25.90
Authorized	170,000	—	$—
Options granted	(530,813)	530,813	$5.65
Options forfeited	69,870	(69,870)	$10.59
Options expired	12,148	(12,148)	$24.72
Options canceled	320,700	(320,700)	$12.99
Restricted Stock granted	(39,427)	39,427	$3.86
Restricted Stock vested	—	(39,427)	$3.86
Balance at December 31, 2015	71,431	369,887	$4.64
Total vested and expected to vest shares (options)		369,887	$4.64
Total vested shares (options)		51,555	$14.12

Outstanding options
The following table summarizes information with respect to stock options outstanding at June 30, 2016:

Options Outstanding				Options Vested
Exercise Price Per Share	Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares Exercisable	Weighted- Average Exercise Price Per Share
$3.10	182,528	9.30	$3.10	59,615	$3.10
$5.60	2,500	0.83	$5.60	2,500	$5.60
$11.40	17,674	0.83	$11.40	17,674	$11.40
$30.40	7,070	0.83	$30.40	7,070	$30.40
	209,772	8.20	$4.75	86,859	$7.08

The following table summarizes information with respect to stock options outstanding at December 31, 2015:

Options Outstanding				Options Vested
Exercise Price Per Share	Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares Exercisable	Weighted- Average Exercise Price Per Share
$3.10	339,946	9.80	$3.10	21,614	$3.10
$5.60	2,500	1.33	$5.60	2,500	$5.60
$6.90	625	0.01	$6.90	625	$6.90
$11.40	17,804	1.32	$11.40	17,804	$11.40
$22.70	442	0.01	$22.70	442	$22.70
$30.40	7,070	1.33	$30.40	7,070	$30.40
$143.00	1,500	0.45	$143.00	1,500	$143.00
	369,887	9.10	$4.64	51,555	$14.12

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the six months ended June 30, 2016 and 2015:

	2016	2015
Expected volatility	n/a	64.00%
Risk free rate	n/a	1.48%
Dividend yield	n/a	0.00%
Expected term (in years)	n/a	6.06

The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the twelve months ended December 31:

	2015	2014
Expected volatility	67%	75%
Risk free rate	1.41%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.57	5.78

Schedule Of Stock Based Compensation Of Employees And Non Employees
Stock-based compensation for employees and non-employees related to options and RSAs recognized:

	For the three months ended June 30		For the six months ended June 30
	2016	2015	2016	2015
General and administrative	$263,098	$124,627	$393,456	$596,901

Stock-based compensation for employees and non-employees related to options and RSAs recognized:

	For the twelve months ended December 31, 2015	For the twelve months ended December 31, 2014
General and administrative	$1,147,374	$2,873,396